Contingent Consideration (Details) - Schedule of Carrying Amount for the Reporting Periods - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Carrying Amount for the Reporting Periods {Abstract]
Beginning Balance	$ 3,689,755	$ 5,681,603
Repayment		(2,000,000)
Remeasurement gain	(156,047)	(235,505)
Accretion of interest	159,904	243,657
Ending Balances	$ 3,693,612	$ 3,689,755